Property and Equipment - Schedule of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 282	$ 172
Less: accumulated depreciation	(97)	(30)
Property and equipment, net	185	142
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	234	131
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 48	$ 41